FINANCIAL INSTRUMENTS (Carrying Value and Estimated Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Restricted cash and investments	$ 781	$ 836
Restricted cash and investments, fair value	$ 781	$ 836